UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: October 31, 2006

Item 1.  Reports to Stockholders

Semiannual Report                                 Delaware
                                                  Select Growth Fund

                                                  October 31, 2006
















                                                  Growth equity mutual fund







[DELAWARE INVESTMENTS LOGO]                       [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Disclosure of Fund expenses .................................................1

> Sector allocation and top 10 holdings .......................................2

> Statement of net assets .....................................................3

> Statement of operations .....................................................5

> Statements of changes in net assets .........................................6

> Financial highlights ........................................................7

> Notes to financial statements ..............................................12

> Other Fund information .....................................................16

> About the organization .....................................................18



















    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Disclosure of Fund expenses


For the period May 1, 2006 to October 31, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Select Growth Fund
Expense Analysis of an Investment of $1,000

                                                                   Expenses
                        Beginning        Ending                   Paid During
                         Account         Account     Annualized     Period
                          Value           Value       Expense     5/1/06 to
                          5/1/06        10/31/06       Ratios      10/31/06 *
________________________________________________________________________________

Actual Fund Return

Class A                 $1,000.00        $967.30          1.50%        $ 7.44
Class B                  1,000.00         963.70          2.25%         11.14
Class C                  1,000.00         964.10          2.25%         11.14
Class R                  1,000.00         966.60          1.75%          8.67
Institutional Class      1,000.00         968.70          1.25%          6.20
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                 $1,000.00      $1,017.64          1.50%        $ 7.63
Class B                  1,000.00       1,013.86          2.25%         11.42
Class C                  1,000.00       1,013.86          2.25%         11.42
Class R                  1,000.00       1,016.38          1.75%          8.89
Institutional Class      1,000.00       1,018.90          1.25%          6.36
________________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 holdings


Delaware Select Growth Fund

As of October 31, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Common Stock \                                                         99.99%


Basic Industry/Capital Goods                                            1.70%

Business Services                                                       7.49%

Consumer Durables                                                       3.33%

Consumer Non-Durables                                                  13.81%

Consumer Services                                                      25.82%

Energy                                                                  1.15%

Financials                                                              9.36%

Health Care                                                            16.48%

Technology                                                             20.85%
________________________________________________________________________________

Federal Agency (Discount Notes)                                         0.13%
________________________________________________________________________________

Securities Lending Collateral                                          17.69%
________________________________________________________________________________

Total Market Value of Securities                                      117.81%
________________________________________________________________________________

Obligation to Return Securities Lending Collateral                    (17.69%)
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                        (0.12%)
________________________________________________________________________________

Total Net Assets                                                      100.00%
________________________________________________________________________________


\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.


                                                                     Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

NetFlix                                                                 8.80%

eBay                                                                    6.53%

UnitedHealth Group                                                      5.85%

QUALCOMM                                                                5.05%

Jackson Hewitt Tax Service                                              5.04%

SanDisk                                                                 4.95%

IntercontinentalExchange                                                4.62%

Weight Watchers International                                           4.45%

Allergan                                                                4.37%

Seagate Technology                                                      3.58%
________________________________________________________________________________

Statement of net assets


Delaware Select Growth Fund

October 31, 2006 (Unaudited)


                                                Number of            Market
                                                 Shares               Value
________________________________________________________________________________

Common Stock - 99.99% \
________________________________________________________________________________

Basic Industry/Capital Goods - 1.70%
   * Graco                                         80,100       $  3,264,876
   * Praxair                                       72,200          4,350,050
                                                                ____________

                                                                   7,614,926
                                                                ____________

Business Services - 7.49%
     Expeditors International Washington          251,800         11,937,838
  *+ Global Cash Access Holdings                  909,400         14,504,930
     Paychex                                      135,200          5,337,696
   + Research in Motion                            15,600          1,832,688
                                                                ____________

                                                                  33,613,152
                                                                ____________

Consumer Durables - 3.33%
  *+ Select Comfort                               698,000         14,923,240
                                                                ____________

                                                                  14,923,240
                                                                ____________
Consumer Non-Durables - 13.81%
   * Best Buy                                      37,900          2,093,975
  *+ Blue Nile                                    272,500         10,412,225
  *+ NetFlix                                    1,427,700         39,490,182
     Staples                                      209,000          5,390,110
     Walgreen                                     105,000          4,586,400
                                                                ____________

                                                                  61,972,892
                                                                ____________

Consumer Services - 25.82%
  *+ Apollo Group Class A                         106,300          3,928,848
   + eBay                                         911,400         29,283,282
   * IHOP                                         296,700         15,478,839
   * Jackson Hewitt Tax Service                   653,200         22,600,720
  *+ MGM MIRAGE                                   199,500          8,582,490
   * Strayer Education                            112,200         12,692,064
     Weight Watchers International                458,100         19,973,160
   + Western Union                                150,000          3,307,500
                                                                ____________

                                                                 115,846,903
                                                                ____________

Energy - 1.15%
   * EOG Resources                                 77,700          5,169,381
                                                                ____________

                                                                   5,169,381
                                                                ____________

Financials - 9.36%
     Chicago Mercantile Exchange Holdings          21,300         10,671,300
  *+ IntercontinentalExchange                     245,400         20,716,668
   + NETeller                                     678,321          1,866,692
   * optionsXpress Holdings                       281,400          8,745,912
                                                                ____________

                                                                  42,000,572
                                                                ____________

Health Care - 16.48%
     Allergan                                     169,600         19,588,800
   + Genentech                                    163,700         13,636,210
     UnitedHealth Group                           537,600         26,224,128
  *+ Zimmer Holdings                              201,300         14,495,613
                                                                ____________

                                                                  73,944,751
                                                                ____________

Technology - 20.85%
   * Blackbaud                                    159,100          3,977,500
   + Google Class A                                18,400          8,765,576
  *+ Intuit                                       410,500         14,490,650
  *+ NAVTEQ                                       161,600          5,365,120
     QUALCOMM                                     622,800         22,663,692
  *+ SanDisk                                      461,700         22,207,770
  *+ Seagate Technology                           710,900         16,052,122
                                                                ____________

                                                                  93,522,430
                                                                ____________
Total Common Stock
(cost $375,639,779)                                              448,608,247
                                                                ____________


                                                Principal
                                                  Amount
________________________________________________________________________________

^ Federal agency (Discount notes) - 0.13%
________________________________________________________________________________

     Freddie Mac 5.00% 11/1/06                  $570,000             570,000
                                                                ____________


Total Federal Agency (Discount Notes)
     (cost $570,000)                                                 570,000
                                                                ____________


Total Market Value of Securities Before
     Securities Lending Collateral - 100.12%
     (cost $376,209,779)                                         449,178,247
                                                                ____________


                                                Number of
                                                 Shares
________________________________________________________________________________

Securities Lending Collateral ** - 17.69%
________________________________________________________________________________

Investment Companies
     Mellon GSL DBT II Collateral Fund         79,353,146         79,353,146
                                                                ____________

Total Securities Lending Collateral
     (cost $79,353,146)                                           79,353,146
                                                                ____________

Total Market Value of Securities - 117.81%
     (cost $455,562,925)                                         528,531,393 \

Obligation to Return Securities Lending
     Collateral ** - (17.69%)                                   (79,353,146)

Liabilities Net of Receivables and
     Other Assets - (0.12%)                                        (549,646)
                                                                ____________

Net Assets Applicable to 17,928,399 Shares
     Outstanding - 100.00%                                     $448,628,601
                                                                ____________

Net Asset Value - Delaware Select Growth Fund
     Class A ($175,646,702 / 6,679,970 Shares)                        $26.29
                                                                      ______

Net Asset Value - Delaware Select Growth Fund
     Class B ($157,646,236 / 6,592,745 Shares)                        $23.91
                                                                      ______

Net Asset Value - Delaware Select Growth Fund
     Class C ($72,438,404 / 3,062,059 Shares)                         $23.66
                                                                      ______

Net Asset Value - Delaware Select Growth Fund
     Class R ($1,466,304 / 56,321 Shares)                             $26.03
                                                                      ______

Net Asset Value - Delaware Select Growth Fund
     Institutional Class ($41,430,955 / 1,537,304 Shares)             $26.95
                                                                      ______


                                                               (continues)     3

Statement of net assets

Delaware Select Growth Fund


________________________________________________________________________________
________________________________________________________________________________

Components of Net Assets at October 31, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                       $1,027,002,813
Accumulated net realized loss on investments                    (651,342,680)
Net unrealized appreciation of investments                        72,968,468
                                                              ______________

Total net assets                                              $  448,628,601
                                                              ______________


 + Non-income producing security for the period ended October 31, 2006.

 * Fully or partially on loan.

** See Note 7 in "Notes to Financial Statements."

 ! Includes $76,484,367 of securities loaned.

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

 \ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Net Asset Value and Offering Price per Share -
     Delaware Select Growth Fund

Net asset value Class A (A)                                           $26.29
Sales charges (5.75% of offering price) (B)                             1.60
                                                                      ______

Offering price                                                        $27.89
                                                                      ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

Statement of operations


Delaware Select Growth Fund

Six Months Ended October 31, 2006 (Unaudited)


Investment Income:

     Dividends                                                                                         $1,122,783
     Securities lending income                                                                            642,571
     Interest                                                                                             133,496     $  1,898,850
                                                                                                       __________     ____________

Expenses:

     Management fees                                                                                    1,719,626
     Distribution expenses - Class A                                                                      215,262
     Distribution expenses - Class B                                                                      845,183
     Distribution expenses - Class C                                                                      372,211
     Distribution expenses - Class R                                                                        4,131
     Dividend disbursing and transfer agent fees and expenses                                           1,174,735
     Accounting and administration expenses                                                                91,713
     Reports and statements to shareholders                                                                67,883
     Registration fees                                                                                     50,625
     Legal fees                                                                                            35,824
     Trustees' fees & benefits                                                                             32,900
     Audit and tax                                                                                         15,872
     Custodian fees                                                                                        12,405
     Taxes (other than taxes on income)                                                                     6,422
     Insurance fees                                                                                         5,552
     Consulting fees                                                                                        5,216
     Dues and services                                                                                      2,129
     Trustees' expenses                                                                                     1,550
     Pricing fees                                                                                           1,320        4,660,559
                                                                                                       __________

     Less expenses absorbed or waived                                                                                     (349,121)
     Less waived distribution expenses - Class R                                                                              (688)
     Less expense paid indirectly                                                                                           (3,494)
                                                                                                                      ____________

     Total operating expenses                                                                                            4,307,256
                                                                                                                      ____________

Net Investment Loss                                                                                                     (2,408,406)
                                                                                                                      ____________

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:

     Net realized gain (loss) on:
          Investments                                                                                                    6,426,501
          Foreign currencies                                                                                                (9,486)
                                                                                                                      ____________

     Net realized gain                                                                                                   6,417,015
     Net change in unrealized appreciation/depreciation of investments and foreign currencies                          (24,249,730)
                                                                                                                      ____________

Net Realized and Unrealized Loss on Investments and Foreign Currencies                                                 (17,832,715)
                                                                                                                      ____________

Net Decrease in Net Assets Resulting from Operations                                                                  $(20,241,121)
                                                                                                                      ____________


See accompanying notes

Statements of changes in net assets


Delaware Select Growth Fund


                                                                                                       Six Months
                                                                                                         Ended            Year
                                                                                                       10/31/06           Ended
                                                                                                       (Unaudited)       4/30/06
Increase (Decrease) in Net Assets from Operations:

     Net investment loss                                                                              $ (2,408,406)    $ (3,865,148)
     Net realized gain on investments and foreign currencies                                             6,417,015       98,307,298
     Net change in unrealized appreciation/depreciation of investments and foreign currencies          (24,249,730)      46,335,632
                                                                                                      ____________     ____________

     Net increase (decrease) in net assets resulting from operations                                   (20,241,121)     140,777,782
                                                                                                      ____________     ____________

Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                       24,652,832       62,014,484
          Class B                                                                                        1,878,050        6,935,811
          Class C                                                                                        4,357,626       24,125,361
          Class R                                                                                          223,618        1,169,731
          Institutional Class                                                                            3,829,697       19,872,254
                                                                                                      ____________     ____________

                                                                                                        34,941,823      114,117,641
                                                                                                      ____________     ____________
     Cost of shares repurchased:
          Class A                                                                                      (30,123,759)    (100,060,074)
          Class B                                                                                      (35,284,589)     (68,215,523)
          Class C                                                                                      (12,813,964)     (23,648,373)
          Class R                                                                                         (198,747)        (507,634)
          Institutional Class                                                                           (6,927,885)     (16,974,279)
                                                                                                      ____________     ____________

                                                                                                       (85,348,944)    (209,405,883)
                                                                                                      ____________     ____________

Decrease in net assets derived from capital share transactions                                         (50,407,121)     (95,288,242)
                                                                                                      ____________     ____________

Net Increase (Decrease) in Net Assets                                                                  (70,648,242)      45,489,540

Net Assets:

     Beginning of period                                                                               519,276,843      473,787,303
                                                                                                      ____________     ____________

     End of period (there was no undistributed net investment income at either period end)            $448,628,601     $519,276,843
                                                                                                      ____________     ____________


See accompanying notes

Financial highlights


Delaware Select Growth Fund Class A


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                             10/31/06 (1)
                                                            (Unaudited)   4/30/06     4/30/05      4/30/04    4/30/03     4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $27.180      $20.470     $20.680     $16.700    $20.290     $24.890

Income (loss) from investment operations:

Net investment loss (2)                                       (0.082)      (0.086)     (0.170)     (0.171)    (0.147)     (0.193)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                   (0.808)       6.796      (0.040)      4.151     (3.443)     (4.407)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                              (0.890)       6.710      (0.210)      3.980     (3.590)     (4.600)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $26.290      $27.180     $20.470     $20.680    $16.700     $20.290
                                                             _______      _______     _______     _______    _______     _______


Total return (3)                                              (3.27%)      32.78%      (1.02%)     23.83%    (17.69%)    (18.48%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $175,647     $187,319    $173,890    $243,201   $208,395    $333,172
Ratio of expenses to average net assets                        1.50%        1.55%       1.52%       1.50%      1.50%       1.45%
Ratio of expenses to average net assets
     prior to expense limitation and expense
     paid indirectly                                           1.65%        1.70%       1.70%       1.86%      1.83%       1.50%
Ratio of net investment loss to average net assets            (0.67%)      (0.35%)     (0.85%)     (0.87%)    (0.92%)     (0.86%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expense
     paid indirectly                                          (0.82%)      (0.50%)     (1.03%)     (1.23%)    (1.25%)     (0.91%)
Portfolio turnover                                               61%         124%         72%         82%        69%        127%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


                                                               (continues)     7

Financial highlights


Delaware Select Growth Fund Class B


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                             10/31/06 (1)
                                                            (Unaudited)   4/30/06     4/30/05      4/30/04    4/30/03     4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $24.810      $18.820     $19.160     $15.590    $19.090     $23.600


Income (loss) from investment operations:

Net investment loss (2)                                       (0.166)      (0.252)     (0.310)     (0.308)    (0.259)     (0.340)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                   (0.734)       6.242      (0.030)      3.878     (3.241)     (4.170)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                              (0.900)       5.990      (0.340)      3.570     (3.500)     (4.510)
                                                             _______      _______     _______     _______    _______     _______

Net asset value, end of period                               $23.910      $24.810     $18.820     $19.160    $15.590     $19.090
                                                             _______      _______     _______     _______    _______     _______


Total return (3)                                              (3.63%)      31.76%      (1.77%)     22.90%    (18.33%)    (19.11%)


Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $157,646     $199,863    $202,576    $281,906   $257,542    $421,578
Ratio of expenses to average net assets                        2.25%        2.30%       2.27%       2.25%      2.25%       2.20%
Ratio of expenses to average net assets
     prior to expense limitation and expense
     paid indirectly                                           2.40%        2.45%       2.45%       2.61%      2.58%       2.25%
Ratio of net investment loss to average net assets            (1.42%)      (1.10%)     (1.60%)     (1.62%)    (1.67%)     (1.61%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expense
     paid indirectly                                          (1.57%)      (1.25%)     (1.78%)     (1.98%)    (2.00%)     (1.66%)
Portfolio turnover                                               61%         124%         72%         82%        69%        127%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Delaware Select Growth Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                             Six Months                          Year Ended
                                                               Ended      __________________________________________________________
                                                             10/31/06 (1)
                                                            (Unaudited)   4/30/06     4/30/05      4/30/04    4/30/03     4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $24.540      $18.620     $18.950     $15.430    $18.890     $23.350


Income (loss) from investment operations:

Net investment loss (2)                                       (0.165)      (0.251)     (0.308)     (0.306)    (0.258)     (0.337)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                   (0.715)       6.171      (0.022)      3.826     (3.202)     (4.123)
                                                             _______      _______     _______     _______    _______     _______

Total from investment operations                              (0.880)       5.920      (0.330)      3.520     (3.460)     (4.460)
                                                             _______      _______     _______     _______    _______     _______


Net asset value, end of period                               $23.660      $24.540     $18.620     $18.950    $15.430     $18.890
                                                             _______      _______     _______     _______    _______     _______


Total return (3)                                              (3.59%)      31.72%      (1.74%)     22.81%    (18.27%)    (19.14%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $72,439      $84,458     $64,786     $98,549    $95,552    $166,246
Ratio of expenses to average net assets                        2.25%        2.30%       2.27%       2.25%      2.25%       2.20%
Ratio of expenses to average net assets
     prior to expense limitation and expense
     paid indirectly                                           2.40%        2.45%       2.45%       2.61%      2.58%       2.25%
Ratio of net investment loss to average net assets            (1.42%)      (1.10%)     (1.60%)     (1.62%)    (1.67%)     (1.61%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expense
     paid indirectly                                          (1.57%)      (1.25%)     (1.78%)     (1.98%)    (2.00%)     (1.66%)
Portfolio turnover                                               61%         124%         72%         82%        69%        127%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


                                                               (continues)     9

Financial highlights

Delaware Select Growth Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Six Months        Year Ended
                                                                                     Ended      _____________________    6/02/03 (2)
                                                                                 10/31/06 (1)                                to
                                                                                  (Unaudited)     4/30/06    4/30/05       4/30/04
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                               $26.940        $20.340    $20.620     $18.530


Income (loss) from investment operations:

Net investment loss (3)                                                             (0.113)        (0.154)    (0.242)     (2.370)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                                         (0.797)         6.754     (0.038)      4.460
                                                                                   _______        _______    _______     _______

Total from investment operations                                                    (0.910)         6.600     (0.280)      2.090
                                                                                   _______        _______    _______     _______

Net asset value, end of period                                                     $26.030        $26.940    $20.340     $20.620
                                                                                   _______        _______    _______     _______

Total return (4)                                                                    (3.34%)        32.38%     (1.36%)     11.28%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                                             $1,466         $1,485       $652        $262
Ratio of expenses to average net assets                                              1.75%          1.82%      1.87%       1.85%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly                         2.00%          2.05%      2.05%       2.21%
Ratio of net investment loss to average net assets                                  (0.92%)        (0.62%)    (1.20%)     (1.26%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expense paid indirectly                        (1.17%)        (0.85%)    (1.38%)     (1.62%)
Portfolio turnover                                                                     61%           124%        72%         82% (5)
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(5) Portfolio turnover is representative of the Fund for the entire year.


See accompanying notes

Delaware Select Growth Fund Institutional Class


Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                        Six                               Year
                                                                       Months                             Ended
                                                                        Ended       ________________________________________________
                                                                     10/31/06 (1)
                                                                     (Unaudited)    4/30/06   4/30/05   4/30/04   4/30/03   4/30/02
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $27.820      $20.900   $21.060   $16.970   $20.570   $25.170

Income (loss) from investment operations:

Net investment loss (2)                                                 (0.051)      (0.024)   (0.118)   (0.121)   (0.106)   (0.139)
Net realized and unrealized gain (loss) on investments
     and foreign currencies                                             (0.819)       6.944    (0.042)    4.211    (3.494)   (4.461)
                                                                       _______      _______   _______   _______   _______    ______

Total from investment operations                                        (0.870)       6.920    (0.160)    4.090    (3.600)   (4.600)
                                                                       _______      _______   _______   _______   _______    ______


Net asset value, end of period                                         $26.950      $27.820   $20.900   $21.060   $16.970   $20.570
                                                                       _______      _______   _______   _______   _______    ______


Total return (3)                                                        (3.13%)      33.11%    (0.76%)   24.10%   (17.50%)  (18.28%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $41,431      $46,152   $31,883   $42,410   $36,080   $53,381
Ratio of expenses to average net assets                                  1.25%        1.30%     1.27%     1.25%     1.25%     1.20%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly             1.40%        1.45%     1.45%     1.61%     1.58%     1.25%
Ratio of net investment loss to average net assets                      (0.42%)      (0.10%)   (0.60%)   (0.62%)   (0.67%)   (0.61%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expense paid indirectly            (0.57%)      (0.25%)   (0.78%)   (0.98%)   (1.00%)   (0.66%)
Portfolio turnover                                                         61%         124%       72%       82%       69%      127%
____________________________________________________________________________________________________________________________________

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.


See accompanying notes

Notes to financial statements


Delaware Select Growth Fund

October 31, 2006 (Unaudited)


Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P.
(DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on

The date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $36,336 for the six months ended October 31, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.23% of average daily net assets of the Fund through August 31, 2007. Prior to September 1, 2006, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 1.25% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to limit distribution and service fees through August 31, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At October 31, 2006, the Fund had liabilities payable to affiliates as follows:


Investment management fee payable to DMC                                $210,229
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                                      204,891
Distribution fee payable to DDLP                                         232,463
Other expenses payable to DMC and affiliates *                            49,866


* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its' affiliates employees. For the six months ended October 31, 2006, the Fund was charged $9,734 for internal legal and tax services by DMC and/or its' affiliates employees.

For the six months ended October 31, 2006, DDLP earned $20,821 for commissions on sales of the Fund's Class A shares. For the six months ended October 31, 2006, DDLP received gross contingent deferred sales charge commissions of $22, $92,256 and $4,367 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees' Fees and Benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payout for the Fund is $54,849. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

                                                              (continues)     13

Notes to financial statements


Delaware Select Growth Fund


3. Investments

For the six months ended October 31, 2006, the Fund made purchases of $141,875,697 and sales of $196,828,771 of investment securities other than short-term investments.

At October 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments was $456,673,840. At October 31, 2006, net unrealized appreciation was $71,857,553, of which $84,208,212 related to unrealized appreciation of investments and $12,350,659 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended October 31, 2006 and the year ended April 30, 2006.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2006, the estimated components of net assets on a tax basis were as follows:


Shares of beneficial interest                                    $1,027,002,813
Realized gains 5/1/06 - 10/31/06                                      7,252,386
* Capital loss carryforwards as of 4/30/06                         (657,484,151)
Unrealized appreciation of investments and
     foreign currencies                                              71,857,553
                                                                   ____________

Net assets                                                         $448,628,601
                                                                   ____________

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Technology and Innovation Fund in March 2004.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.


Accumulated net investment loss                                     $ 2,408,406
Accumulated net realized gain (loss)                                      9,486
Paid-in Capital                                                      (2,417,892)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2006 will expire as follows: $451,231,283 expires in 2010, $187,722,457 expires in 2011 and $18,530,411 expires in 2012.

For the six months ended October 31, 2006, the Fund had capital gains of $7,252,386 which may reduce the capital loss carryforwards.

5. Capital Shares

Transactions in capital stock shares were as follows:

                                                       Six Months       Year
                                                          Ended         Ended
                                                        10/31/06       4/30/06
Shares sold:
     Class A                                              988,387     2,395,515
     Class B                                               81,903       298,735
     Class C                                              191,265     1,018,825
     Class R                                                9,019        43,854
     Institutional Class                                  146,801       778,469
                                                       __________    __________

                                                        1,417,375     4,535,398
                                                       __________    __________
Shares repurchased:
     Class A                                           (1,201,154)   (3,998,857)
     Class B                                           (1,545,377)   (3,003,725)
     Class C                                             (570,480)   (1,056,505)
     Class R                                               (7,801)      (20,825)
     Institutional Class                                 (268,505)     (645,005)
                                                       __________    __________

                                                       (3,593,317)   (8,724,917)
                                                       __________    __________

Net decrease                                           (2,175,942)   (4,189,519)
                                                       __________    __________

For the six months ended October 31, 2006 and the year ended April 30, 2006, 352,191 Class B shares were converted to 320,985 Class A shares valued at $8,053,332 and 254,674 Class B shares were converted to 233,153 Class A shares valued at $6,027,607, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2006, or at any time during the period then ended.

7. Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at October 31, 2006.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2006, the market value of the securities on loan was $76,484,367, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At October 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information


Delaware Select Growth Fund


Board Consideration of Delaware Select Growth Fund Investment Advisory
Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Select Growth Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and 10 year periods ended January 31, 2006. The Board noted its objective that the Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and 10 year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the second and third quartiles, respectively. The Board was satisfied with such performance.

Other Fund information


Delaware Select Growth Fund


Board Consideration of Delaware Select Growth Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through August 2006 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers


David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1138)                                                        Printed in the USA
SA-316 [10/06] CGI 12/06                                   MF-06-11-070  PO11438

Semiannual Report 2006 October 31, 2006
________________________________________________________________________________

                                            Delaware Large Cap Core Fund

Disclosure of Fund expenses


For the period August 31, 2006 to October 31, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 31, 2006 to October 31, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Large Cap Core Fund Expense Analysis of an Investment of $1,000

                                                                       Expenses
                          Beginning       Ending                     Paid During
                           Account       Account      Annualized        Period
                            Value         Value        Expense        8/31/06 to
                           8/31/06*      10/31/06       Ratios        10/31/06**
________________________________________________________________________________

Actual Fund Return

Class A                  $1,000.00      $1,052.90          0.95%          $1.66
Institutional Class       1,000.00       1,052.90          0.95%           1.66
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                  $1,000.00      $1,006.88          0.95%          $1.62
Institutional Class       1,000.00       1,006.88          0.95%           1.62

* Commenced operations on August 31, 2006.
** "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period since the date of the commencement of operations).

Sector Allocation and Top 10 Holdings                     As of October 31, 2006


Delaware Large Cap Core Fund

Sector designations may be different than the sector designations presented in other Fund materials.

________________________________________________________________________________

                                                                   Percentage
Sector                                                            of Net Assets
________________________________________________________________________________

Common Stock                                                              98.44%
________________________________________________________________________________

Basic Materials                                                            3.60%
Business Services                                                          1.13%
Capital Goods                                                              9.19%
Communication Services                                                     2.44%
Consumer Discretionary                                                     5.29%
Consumer Services                                                          2.28%
Consumer Staples                                                           6.83%
Credit Cyclicals                                                           0.61%
Energy                                                                     7.42%
Financials                                                                21.92%
Health Care                                                               10.95%
Media                                                                      3.25%
Real Estate                                                                0.75%
Technology                                                                18.27%
Transportation                                                             1.62%
Utilities                                                                  2.89%
________________________________________________________________________________

Total Market Value of Securities                                          98.44%
________________________________________________________________________________

Receivables and Other Assets Net of Liabilities                            1.56%
________________________________________________________________________________

Total Net Assets                                                         100.00%
________________________________________________________________________________

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

                                                                Percentage
Top 10 Holdings                                                    of Net Assets
________________________________________________________________________________

CIT Group                                                                  3.09%
Microsoft                                                                  2.93%
Johnson & Johnson                                                          2.88%
Exxon Mobil                                                                2.71%
Procter & Gamble                                                           2.71%
American International Group                                               2.55%
Bank of America                                                            2.20%
Cisco Systems                                                              2.17%
International Business Machines                                            1.97%
PepsiCo                                                                    1.96%
________________________________________________________________________________

Statement of Net Assets


Delaware Large Cap Core Fund
____________________________

October 31, 2006 (Unaudited)

                                                                                                       Number of          Market
                                                                                                       Shares             Value
Common Stock- 98.44%

Basic Materials - 3.60%
Dow Chemical                                                                                                 550            $22,434
Freeport-McMoRan Copper & Gold Class B                                                                       350             21,168
Lubrizol                                                                                                     250             11,250
Steel Dynamics                                                                                               350             21,039
                                                                                                                             ______

                                                                                                                             75,891
                                                                                                                             ______
Business Services - 1.13%
Manpower                                                                                                     200             13,554
Republic Services Class A                                                                                    250             10,253
                                                                                                                             ______

                                                                                                                             23,807
                                                                                                                             ______
Capital Goods - 9.19%
Caterpillar                                                                                                  650             39,461
General Electric                                                                                           1,050             36,865
Goodrich                                                                                                     800             35,272
+ Grant Prideco                                                                                              750             28,328
Northrop Grumman                                                                                             400             26,556
Textron                                                                                                      300             27,279
                                                                                                                             ______

                                                                                                                            193,761
                                                                                                                            _______
Communication Services - 2.44%
Embarq                                                                                                       300             14,505
Verizon Communications                                                                                     1,000             37,000
                                                                                                                             ______

                                                                                                                             51,505
                                                                                                                             ______
Consumer Discretionary - 5.29%
Abercrombie & Fitch Class A                                                                                  300             22,995
Best Buy                                                                                                     550             30,388
+ Coach                                                                                                      800             31,712
Federated Department Stores                                                                                  600             26,346
                                                                                                                             ______

                                                                                                                            111,441
                                                                                                                            _______
Consumer Services - 2.28%
Marriott International Class A                                                                               550             22,974
McDonald's                                                                                                   600             25,152
                                                                                                                             ______

                                                                                                                             48,126
                                                                                                                             ______
Consumer Staples - 6.83%
CVS                                                                                                          600             18,828
Fortune Brands                                                                                               350             26,933
PepsiCo                                                                                                      650             41,236
Procter & Gamble                                                                                             900             57,050
                                                                                                                             ______

                                                                                                                            144,047
                                                                                                                            _______
Credit Cyclicals - 0.61%
D.R. Horton                                                                                                  550             12,887
                                                                                                                             ______

                                                                                                                             12,887
                                                                                                                             ______
Energy - 7.42%
ConocoPhillips                                                                                               400             24,096
EOG Resources                                                                                                300             19,959
Exxon Mobil                                                                                                  800             57,135
+ National Oilwell Varco                                                                                     300             18,120
+ Newfield Exploration                                                                                       450             18,356
Occidental Petroleum                                                                                         400             18,776
                                                                                                                             ______

                                                                                                                            156,442
                                                                                                                            _______
Financials - 21.92%
+ Affiliated Managers Group                                                                                  200             20,028


American International Group                                                                                 800             53,735
Bank of America                                                                                              860             46,328
Berkley (W.R.)                                                                                               450             16,587
Capital One Financial                                                                                        350             27,766
CIT Group                                                                                                    350             18,218
Citigroup                                                                                                  1,300             65,207
JPMorgan Chase                                                                                               800             37,952
Mellon Financial                                                                                             340             13,192
Merrill Lynch                                                                                                350             30,597
Morgan Stanley                                                                                               390             29,808
Prudential Financial                                                                                         400             30,772
U.S. Bancorp                                                                                                 450             15,228
UnitedHealth Group                                                                                           500             24,390
Washington Mutual                                                                                            310             13,113
+ WellPoint                                                                                                  250             19,080
                                                                                                                             ______

                                                                                                                            462,001
                                                                                                                            _______
Health Care - 10.95%
Abbott Laboratories                                                                                          650             30,882
+ Amgen                                                                                                      300             22,773
+ Express Scripts Class A                                                                                    200             12,744
+ Gen-Probe                                                                                                  250             11,968
+ Gilead Sciences                                                                                            350             24,115
Johnson & Johnson                                                                                            900             60,659
Medtronic                                                                                                    350             17,038
Quest Diagnostics                                                                                            250             12,435
Wyeth                                                                                                        750             38,272
                                                                                                                             ______

                                                                                                                            230,886
                                                                                                                            _______
Media - 3.25%
+ Comcast Class A                                                                                            500             20,335
Disney (Walt)                                                                                                850             26,741
+ Viacom Class B                                                                                             550             21,406
                                                                                                                             ______

                                                                                                                             68,482
                                                                                                                             ______
Real Estate - 0.75%
ProLogis                                                                                                     250             15,818
                                                                                                                             ______

                                                                                                                             15,818
                                                                                                                             ______
Technology - 18.27%
Applied Materials                                                                                          1,050             18,260
+ BEA Systems                                                                                              1,500             24,405
+ Cisco Systems                                                                                            1,900             45,846
+ Corning                                                                                                    900             18,387
+ EMC                                                                                                      1,550             18,988
+ Google Class A                                                                                              60             28,583
Hewlett-Packard                                                                                              650             25,181
Intel                                                                                                      1,400             29,876
International Business Machines                                                                              450             41,548
Microsoft                                                                                                  2,150             61,726
Motorola                                                                                                     800             18,448
National Semiconductor                                                                                       500             12,145
QUALCOMM                                                                                                     650             23,654
Texas Instruments                                                                                            600             18,108
                                                                                                                             ______

                                                                                                                            385,155
                                                                                                                            _______
Transportation - 1.62%
Norfolk Southern                                                                                             650             34,171
                                                                                                                             ______

                                                                                                                             34,171
                                                                                                                             ______
Utilities - 2.89%
Dominion Resources                                                                                           400             32,396
TXU                                                                                                          450             28,409
                                                                                                                             ______

                                                                                                                             60,805
                                                                                                                             ______

Total Common Stock (cost $1,978,928)                                                                                      2,075,225
                                                                                                                          _________


Total Market Value of Securities - 98.44%
(cost $1,978,928)                                                                                                         2,075,225


Receivables and Other Assets Net of Liabilities - 1.56%                                                                      32,846
                                                                                                                             ______


Net Assets Applicable to 235,644 Shares Outstanding - 100.00%                                                            $2,108,071
                                                                                                                         __________


Net Asset Value - Delaware Large Cap Core Fund Class A ($3,122 / 349 Shares)                                                  $8.95
                                                                                                                              _____

Net Asset Value - Delaware Large Cap Core Fund Institutional Class ($2,104,949 / 235,295 Shares)                              $8.95
                                                                                                                              _____

Components of Net Assets at October 31, 2006:

Shares of beneficial interest (unlimited authorization - no par)                                                         $2,003,017
Undistributed net investment income                                                                                           1,660
Accumulated net realized gain investments                                                                                     7,097
Net unrealized appreciation of investments                                                                                   96,297
                                                                                                                             ______

Total net assets                                                                                                         $2,108,071
                                                                                                                         __________

+ Non-income producing security for the period ended October 31, 2006.


Net Asset Value and Offering Price Per Share -
     Delaware Large Cap Core Fund

Net asset value Class A (A)                                                                                                   $8.95
Sales charge (5.75% of offering price) (B)                                                                                     0.55
                                                                                                                               ____
Offering price
                                                                                                                              $9.50
                                                                                                                              _____


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Delaware Large Cap Core Fund
Statement of Operations
August 31, 2006* to October 31, 2006

Investment Income:

Dividends                                           $     3,842
Interest                                                  1,129    $     4,971
                                                    ____________   _____________

Expenses:

Management fees                                           2,267
Dividend disbursing and transfer
agent fees and expenses                                      20
Reports and statements to shareholders                      403
Accounting and administration expenses                      136
Registration fees                                           981
Legal fees                                                  237
Trustees' fees and benefits                                  13
Audit and tax                                             2,680
Custodian fees                                              475
Consulting fees                                              19
Dues and services                                            51
Taxes (other than taxes on income)                           29
Insurance fees                                               52
Trustees' expenses                                            9
Pricing fees                                                376
Other                                                        61          7,809
                                                    ____________

Less expenses absorbed or waived                                         (4,498)
                                                                   _____________

Total operating expenses                                                 3,311
                                                                   _____________

Net Investment Income                                                    1,660
                                                                   _____________


Net Realized and Unrealized Gain
on Investments:

Net realized gain on investments                                         7,097
Net change in unrealized appreciation/
depreciation of investments                                             96,297
                                                                   _____________


Net Realized and Unrealized Gain on Investments                        103,394
                                                                   _____________

Net Increase in Net Assets Resulting
from Operations                                                       $ 105,054
                                                                   _____________



*Date of commencement of operations.

See accompanying notes

Delaware Large Cap Core Fund
Statement of Changes in Net Assets

                                                                      8/31/06*
                                                                         to
                                                                      10/31/06
                                                                    (Unaudited)

Increase in Net Assets from Operations:

Net investment income                                              $      1,660
Net realized gain on investments                                          7,097
Net change in unrealized appreciation/
depreciation of investments                                              96,297
                                                                   _____________

Net increase in net assets resulting from operations                    105,054
                                                                   _____________

Capital Share Transactions:

Proceeds from shares sold:
   Class A                                                                3,008
   Institutional Class                                                2,000,009
                                                                   _____________

                                                                      2,003,017
                                                                   _____________

Increase in net assets derived from capital
share transactions                                                    2,003,017
                                                                   _____________

Net Increase in Net Assets                                            2,108,071
                                                                   _____________


Net Assets:

Beginning of period                                                           -
                                                                   _____________

End of period (including undistributed net
investment income of $1,660)                                       $  2,108,071
                                                                   _____________


*Date of commencement of operations.

See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                          Delaware Large Cap Core Fund
                                                                    Class A              Institutional Class
                                                                ______________         _______________________

                                                                  8/31/06 (1)                8/31/06 (1)
                                                                     to                          to
                                                                   10/31/06                   10/31/06
                                                                ______________         _______________________

Net asset value, beginning of period                                $ 8.500                          $ 8.500

Income from investment operations:
Net investment income (2)                                             0.007                            0.007
Net realized and unrealized gain on investments                       0.443                            0.443
                                                                ______________         _______________________

Total from investment operations                                      0.450                            0.450
                                                                ______________         _______________________

Net asset value, end of period                                      $ 8.950                          $ 8.950

                                                                ==============         =======================

Total return (3)                                                      5.29%                            5.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $     3                          $ 2,105
Ratio of expenses to average net assets                               0.95%                            0.95%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly                      2.24%                            2.24%
Ratio of net investment income to average net assets                  0.48%                            0.48%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly                     (0.81%)                          (0.81%)
Portfolio turnover                                                      27%                              27%

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value, and, for Class A shares, does not reflect the impact of a sales charge. Total investment return reflects voluntary waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to Financial Statements


October 31, 2006 (Unaudited)

Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers two series, Delaware Large Cap Core Fund and Delaware Select Growth Fund. These financial statements and the related notes pertain to Delaware Large Cap Core Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors. As of October 31, 2006, Class C and Class R have not commenced operations.


The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. For the period* ended October 31, 2006, there were no such commission rebates. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangements is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Fund and may be terminated or modified at any time.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the such Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has elected voluntarily to waive such distribution and service fees at this time.

At October 31, 2006, the Fund had receivables due from or liabilities payable to affiliates as follows:

Investment management fee payable to DMC                        $(2,232)
Dividend disbursing, transfer agent, accounting
     and administration fees and other expenses
     payable to DSC                                               1,087
Other expenses payable to DMC and affiliates*                     5,777

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its' affiliates employees. For the period* ended October 31, 2006, the Fund was charged $27 for internal legal and tax services provided by DMC and/or its' affiliates employees.

For the period* ended October 31, 2006, DDLP earned $1,132 for commissions on sales of the Fund's Class A shares.

Trustees' Fees and Benefits include expenses accrued by the Fund for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payout for the Fund is $98. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the period* ended October 31, 2006, the Fund made purchases of $2,064,495 and sales of $92,664 of investment securities other than short-term investments.

At October 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At October 31, 2006, the cost of investments was $1,978,928. At October 31, 2006, the net unrealized appreciation was $96,297, of which $127,185 related to unrealized appreciation of investments and $30,888 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the period* ended October 31, 2006.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                $2,003,017
Undistributed ordinary income                                     8,757
Unrealized appreciation of investments                           96,297
                                                             __________

Net assets                                                   $2,108,071
                                                             __________

5. Capital Shares

Transactions in capital stock shares were as follows:
                                                               8/31/06*
                                                                  to
                                                               10/31/06

Shares sold:
     Class A                                                        349
     Institutional Class                                        235,295
                                                                _______

Net Increase                                                    235,644
                                                                _______

*Date of commencement of operations.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2006, or at any time during the period then ended.

7. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At October 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.


_________________________________________
*Commenced operations on August 31, 2006.

Item 2.  Code of Ethics

     Not applicable.

Item 3.  Audit Committee Financial Expert

     Not applicable.

Item 4.  Principal Accountant Fees and Services

     Not applicable.

Item 5.  Audit Committee of Listed Registrants

     Not applicable.

Item 6.  Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:  Voyageur Mutual Funds III


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   January 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:     Patrick P. Coyne
Title:  Chief Executive Officer
Date:   January 5, 2007


RICHARD SALUS
________________________________

By:     Richard Salus
Title:  Chief Financial Officer
Date:   January 5, 2007